SEGMENTED INFORMATION - Summary of Operating Results by Segment (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenues		$ 1,274	$ 1,019	$ 2,410	$ 2,039
Other income		14	220	85	247
Direct operating costs	[1]	(366)	(307)	(716)	(698)
Share of revenue, other income and direct operating costs from equity-accounted investments		32	37	74	67
Management service costs		(65)	(72)	(141)	(153)
Interest expense		(294)	(246)	(560)	(479)
Current income taxes		(31)	(22)	(73)	(38)
Preferred limited partners equity		(12)	(15)	(23)	(29)
Preferred equity		(6)	(6)	(13)	(13)
Perpetual subordinated notes		(7)	(3)	(14)	(3)
Share of interest and cash taxes from equity accounted investments		(10)	(15)	(21)	(25)
Share of Funds From Operations attributable to non-controlling interests		(235)	(322)	(471)	(405)
Depreciation		(389)	(379)	(790)	(747)
Foreign exchange and financial instrument gain (loss)		(6)	(47)	(43)	1
Deferred		(31)	20	(5)	53
Other		(13)	(78)	(60)	(177)
Share of earnings (loss) from equity-accounted investments		7	(20)	(5)	(35)
Net income (loss) attributable to non-controlling interests		139	173	289	199
Net income (loss) attributable to Unitholders		1	(63)	(77)	(196)
Share of earnings from equity-accounted investments		29	2	48	7
Net income attributable to participating non-controlling interests		96	149	182	206
Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		723	597	1,372	1,235
Other income		51	105	129	179
Direct operating costs		(227)	(192)	(455)	(415)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		547	510	1,046	999
Management service costs		(65)	(72)	(141)	(153)
Interest expense		(153)	(142)	(293)	(281)
Current income taxes		(10)	(4)	(25)	(10)
Preferred limited partners equity		(12)	(15)	(23)	(29)
Preferred equity		(6)	(6)	(13)	(13)
Perpetual subordinated notes		(7)	(3)	(14)	(3)
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		294	268	537	510
Depreciation		(233)	(246)	(479)	(483)
Foreign exchange and financial instrument gain (loss)		(12)	(67)	(36)	(67)
Deferred		(4)	24	26	59
Other		(44)	(42)	(125)	(215)
Share of earnings (loss) from equity-accounted investments		0	0	0	0
Net income (loss) attributable to non-controlling interests		0	0	0	0
Net income (loss) attributable to Unitholders		1	(63)	(77)	(196)
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Revenues		(47)	(38)	(96)	(77)
Other income		(1)	(3)	(13)	(5)
Direct operating costs		18	15	39	36
Share of revenue, other income and direct operating costs from equity-accounted investments		30	26	70	46
Adjusted EBITDA		0	0	0	0
Management service costs		0	0	0	0
Interest expense		4	7	10	13
Current income taxes		4	1	7	1
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity accounted investments		(8)	(8)	(17)	(14)
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		0	0	0	0
Depreciation		10	13	19	26
Foreign exchange and financial instrument gain (loss)		0	0	1	0
Deferred		(2)	2	(2)	2
Other		(15)	5	(13)	7
Share of earnings (loss) from equity-accounted investments		7	(20)	(5)	(35)
Net income (loss) attributable to non-controlling interests		0	0	0	0
Net income (loss) attributable to Unitholders		0	0	0	0
Non-controlling interests
Disclosure of operating segments [line items]
Revenues		598	460	1,134	881
Other income		(36)	118	(31)	73
Direct operating costs		(157)	(130)	(300)	(319)
Share of revenue, other income and direct operating costs from equity-accounted investments		2	11	4	21
Adjusted EBITDA		407	459	807	656
Management service costs		0	0	0	0
Interest expense		(145)	(111)	(277)	(215)
Current income taxes		(25)	(19)	(55)	(25)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity accounted investments		(2)	(7)	(4)	(11)
Share of Funds From Operations attributable to non-controlling interests		(235)	(322)	(471)	(405)
Funds From Operations		0	0	0	0
Depreciation		(166)	(146)	(330)	(290)
Foreign exchange and financial instrument gain (loss)		6	20	(8)	68
Deferred		(25)	(6)	(29)	(8)
Other		46	(41)	78	31
Share of earnings (loss) from equity-accounted investments		0	0	0	0
Net income (loss) attributable to non-controlling interests		139	173	289	199
Net income (loss) attributable to Unitholders		0	0	0	0
Hydroelectric
Disclosure of operating segments [line items]
Revenues		691	496	1,328	1,050
Hydroelectric | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		297	203	533	422
Other income		0	16	2	24
Direct operating costs		(93)	(81)	(190)	(160)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		204	138	345	286
Management service costs		0	0	0	0
Interest expense		(46)	(39)	(91)	(78)
Current income taxes		(3)	(2)	(5)	(2)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0		0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		155	97	249	206
Hydroelectric | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		45	45	93	97
Other income		2	1	20	9
Direct operating costs		(13)	(13)	(26)	(25)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		34	33	87	81
Management service costs		0	0	0	0
Interest expense		(7)	(4)	(12)	(11)
Current income taxes		(3)	2	(6)	0
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0		0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		24	31	69	70
Hydroelectric | Colombia | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		67	51	140	106
Other income		0	9	0	9
Direct operating costs		(22)	(18)	(42)	(38)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		45	42	98	77
Management service costs		0	0	0	0
Interest expense		(14)	(7)	(24)	(13)
Current income taxes		(5)	(2)	(13)	(4)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0		0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		26	33	61	60
Wind
Disclosure of operating segments [line items]
Revenues		287	274	583	566
Wind | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		85	86	171	208
Other income		0	7	0	8
Direct operating costs		(31)	(14)	(57)	(56)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		54	79	114	160
Management service costs		0	0	0	0
Interest expense		(16)	(23)	(32)	(42)
Current income taxes		0	(2)	0	(2)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0		0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		38	54	82	116
Wind | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		7	7	13	14
Other income		0	1	0	1
Direct operating costs		(1)	(2)	(3)	(5)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		6	6	10	10
Management service costs		0	0	0	0
Interest expense		(2)	(2)	(3)	(4)
Current income taxes		0	0	0	0
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0		0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		4	4	7	6
Wind | Europe | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		32	29	83	72
Other income		7	48	11	90
Direct operating costs		(6)	(10)	(15)	(28)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		33	67	79	134
Management service costs		0	0	0	0
Interest expense		(5)	(5)	(9)	(11)
Current income taxes		0	1	(1)	0
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0		0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		28	63	69	123
Wind | Asia | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		10	9	19	16
Other income		1	0	1	0
Direct operating costs		(2)	(3)	(4)	(4)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		9	6	16	12
Management service costs		0	0	0	0
Interest expense		(3)	(2)	(6)	(4)
Current income taxes		0	0	0	0
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0		0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		6	4	10	8
Solar | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		112	102	193	179
Other income		19	4	55	10
Direct operating costs		(27)	(25)	(54)	(49)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		104	81	194	140
Management service costs		0	0	0	0
Interest expense		(28)	(27)	(54)	(56)
Current income taxes		(2)	(1)	(2)	(1)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0		0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		74	53	138	83
Distributed energy & sustainable solutions
Disclosure of operating segments [line items]
Revenues		89	90	150	141
Distributed energy & sustainable solutions | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		68	65	127	121
Other income		3	1	16	1
Direct operating costs		(24)	(18)	(48)	(35)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		47	48	95	87
Management service costs		0	0	0	0
Interest expense		(12)	(11)	(22)	(21)
Current income taxes		3	0	2	(1)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0		0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		38	37	75	65
Corporate | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		0	0	0	0
Other income		19	18	24	27
Direct operating costs		(8)	(8)	(16)	(15)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		11	10	8	12
Management service costs		(65)	(72)	(141)	(153)
Interest expense		(20)	(22)	(40)	(41)
Current income taxes		0	0	0	0
Preferred limited partners equity		(12)	(15)	(23)	(29)
Preferred equity		(6)	(6)	(13)	(13)
Perpetual subordinated notes		(7)	(3)	(14)	(3)
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		$ (99)	$ (108)	$ (223)	$ (227)

[1]	Direct operating costs exclude depreciation expense disclosed below.